Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting Information, Additional Information [Abstract]
Reconciliation of Operating Profit (Loss) from Segments to Consolidated	The following table presents selected financial information with respect to the Company’s single operating segment for the years ended December 31, 2025, 2024 and 2023:

(in thousands)	2025	2024	2023

Net sales	$2,089,999	$1,978,214	$1,965,311
Cost of sales:
Adjusted cost of sales	702,988	653,403	659,001
Other cost of sales (1)	87,516	357,461	72,622
Total cost of sales	790,504	1,010,864	731,623
Gross profit	1,299,495	967,350	1,233,688
Operating expenses:
Adjusted operating expenses	771,185	757,855	777,677
Other operating costs (1)	62,459	111,784	46,073
Total operating expenses	833,644	869,639	823,750
Income from operations	465,851	97,711	409,938
Total other income, net	24,414	23,436	19,871
Income before income tax expense	490,265	121,147	429,809
Income tax expense	65,385	37,556	88,506
Net income	$424,880	$83,591	$341,303
(1)Other costs include amortization of intangible assets acquired in business combinations and costs related to acquisitions, restructuring and integrations.

Net Sales	Net sales by geographical location for the years ended December 31, 2025, 2024 and 2023 are as follows:

(in thousands)	2025	2024	2023

Americas:
United States	$998,448	$942,009	$935,281
Other Americas	88,065	89,557	84,774
Total Americas	1,086,513	1,031,566	1,020,055
Europe, Middle East and Africa	712,759	648,494	624,573
Asia Pacific, Japan and Rest of World	290,727	298,154	320,683
Total net sales	$2,089,999	$1,978,214	$1,965,311

Long-Lived Assets	Long-lived assets by geographical location as of December 31, 2025 and 2024 are as follows:

(in thousands)	2025	2024

Americas:
United States	$153,956	$143,894
Other Americas	2,608	2,122
Total Americas	156,564	146,016
Europe, Middle East and Africa:
Germany	670,947	526,251
Other Europe, Middle East and Africa	80,940	64,714
Total Europe, Middle East and Africa	751,887	590,965
Asia Pacific, Japan and Rest of World	15,497	16,630
Total long-lived assets	$923,948	$753,611